Inventories, net	12 Months Ended
Dec. 31, 2021
Inventories, net
Inventories, net

5. Inventories, net

Inventories, net consisted of the following:

	As of December 31,
	2020	2021	2021
			US$
	RMB	RMB	Note 2(e)
Products	175,545	198,142	31,093
Packing materials and others	3,781	7,965	1,250
Total inventories	179,326	206,107	32,343
Less: inventory provision	(5,638)	(56,575)	(8,878)

Inventories, net	173,688	149,532	23,465